CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (EUR €) In Thousands	Total	Share capital	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive income/(loss)
Beginning Balance at Dec. 31, 2008	€ 10,451	€ 14,956	€ 90,619	€ (95,107)	€ (17)
Beginning Balance (in shares) at Dec. 31, 2008		14,956
Unrealized gain on marketable securities	17				17
Stock-based compensation prior to no par value resolution	717		717
Resolution of no par value		91,336	(91,336)
Stock based compensation	670	670
Net income (loss)	(4,525)			(4,525)
Ending Balance at Dec. 31, 2009	7,330	106,962		(99,632)
Ending Balance (in shares) at Dec. 31, 2009		14,956
Stock based compensation	1,523	1,523
Net income (loss)	4,077			4,077
Ending Balance at Dec. 31, 2010	12,930	108,485		(95,555)
Ending Balance (in shares) at Dec. 31, 2010		14,956
Stock based compensation	1,666	1,666
Issuance of common stock upon exercise of stock options (in shares)		13
Issuance of common stock upon exercise of stock options	77	77
Net income (loss)	2,710			2,710
Ending Balance at Dec. 31, 2011	€ 17,383	€ 110,228		€ (92,845)
Ending Balance (in shares) at Dec. 31, 2011		14,969